Income Taxes - Current and Deferred Income Taxes Footnote (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Cash withholding taxes	$ 17	$ 15	$ 13